Related parties - Listing of Consolidated Subsidiaries (Details) - subsidiary	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of subsidiaries [line items]
Number of subsidiary	6	0
Coincheck, Inc.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%
CCG Administrative Services, Inc.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%
M1 Co G.K.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%
Next Finance Tech Group
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%
Next Finance Tech Digital Assets Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%
Next Finance Tech International Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	100.00%